Audit and Other Services - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	£ 15.0	£ 12.8	£ 12.1
Audit of the Santander UK group’s subsidiaries	0.7	0.8	1.2
Total audit fees	15.7	13.6	13.3
Non-audit fees:
Audit-related assurance services	2.3	1.9	1.7
Other assurance services	0.8	0.8	0.5
Other non-audit services	0.2	0.2	0.2
Total non-audit fees	3.3	2.9	2.4
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.7	£ 0.6	£ 1.2